Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenues Based on Product Lines
The Group’s revenues that derive from the transfer of goods and services are recognized at a point in time. Revenues are shown below based on product lines and geographical segments:

(In Euros)	2021	2020	2019

Lines:
Sales of goods	69,105,277	18,516,207	7,333,454
Sales of services	2,473,289	1,161,159	686,795

Total	71,578,566	19,677,366	8,020,249

Geographical markets:
EMEA	66,871,313	19,656,290	8,020,249
NORAM	4,687,237	1,313	—
APAC	20,016	19,763	—

Total	71,578,566	19,677,366	8,020,249

Summary of Revenues Based Geographical Segments
The Group’s revenues that derive from the transfer of goods and services are recognized at a point in time. Revenues are shown below based on product lines and geographical segments:

(In Euros)	2021	2020	2019

Lines:
Sales of goods	69,105,277	18,516,207	7,333,454
Sales of services	2,473,289	1,161,159	686,795

Total	71,578,566	19,677,366	8,020,249

Geographical markets:
EMEA	66,871,313	19,656,290	8,020,249
NORAM	4,687,237	1,313	—
APAC	20,016	19,763	—

Total	71,578,566	19,677,366	8,020,249